LOANS (covered) (Tables) (Covered Loans)	12 Months Ended
Dec. 31, 2012
Carrying Value of Purchased Impaired and Nonimpaired Loans
The following table reflects the carrying value of all covered purchased impaired and nonimpaired loans as of December 31:

	2012			2011
(Dollars in thousands)	Loans Accounted For Under FASB ASC Topic 310-30	Loans excluded from FASB ASC Topic 310-30	Total Purchased Loans	Loans Accounted For Under FASB ASC Topic 310-30	Loans Excluded From FASB ASC Topic 310-30 (1)	Total Purchased Loans
Commercial	$94,775	$7,351	$102,126	$182,625	$13,267	$195,892
Real estate - construction	10,631	0	10,631	17,120	0	17,120
Real estate - commercial	458,066	7,489	465,555	627,257	9,787	637,044
Real estate - residential	100,694	0	100,694	121,117	0	121,117
Installment	7,911	763	8,674	12,123	1,053	13,176
Home equity	2,080	55,378	57,458	4,146	60,832	64,978
Other covered loans	0	2,978	2,978	0	3,917	3,917
Total covered loans	$674,157	$73,959	$748,116	$964,388	$88,856	$1,053,244

Commercial and Consumer Credit Exposure by Risk Attribute
For further discussion of First Financial's monitoring of credit quality for commercial and consumer loans, including discussion of the risk attributes noted below, please see Note 10 - Loans.

Covered commercial and consumer credit exposure by risk attribute was as follows:

	As of December 31, 2012
		Real Estate
(Dollars in thousands)	Commercial	Construction	Commercial	Total
Pass	$48,213	$2,304	$213,143	$263,660
Special Mention	16,293	7	70,894	87,194
Substandard	35,596	8,320	181,345	225,261
Doubtful	2,024	0	173	2,197
Total	$102,126	$10,631	$465,555	$578,312

	Real Estate Residential	Installment	Home Equity	Other	Total
Performing	$100,694	$8,674	$53,231	$2,967	$165,566
Nonperforming	0	0	4,227	11	4,238
Total	$100,694	$8,674	$57,458	$2,978	$169,804

	As of December 31, 2011
		Real Estate
(Dollars in thousands)	Commercial	Construction	Commercial	Total
Pass	$113,201	$2,506	$340,889	$456,596
Special Mention	22,468	3,597	63,880	89,945
Substandard	52,103	11,017	230,870	293,990
Doubtful	8,120	0	1,405	9,525
Total	$195,892	$17,120	$637,044	$850,056

	Real Estate Residential	Installment	Home Equity	Other	Total
Performing	$121,117	$13,176	$63,231	$3,899	$201,423
Nonperforming	0	0	1,747	18	1,765
Total	$121,117	$13,176	$64,978	$3,917	$203,188

Covered Nonaccrual Loans

Information as to covered nonaccrual loans was as follows:

(Dollars in thousands)	2012	2011	2010
Principal balance
Nonaccrual loans
Commercial	$4,498	$7,203	$16,190
Real estate-commercial	2,986	2,192	2,074
Home equity	4,227	1,747	1,491
All other	11	18	0
Total	$11,722	$11,160	$19,755

Interest income effect
Gross amount of interest that would have been recorded under original terms	$673	$1,020	$1,453
Interest included in income	85	58	398
Net impact on interest income	$588	$962	$1,055

Investment in Impaired Loans
Covered loans placed on nonaccrual status, excluding loans accounted for under FASB ASC Topic 310-30, are considered impaired. First Financial’s investment in covered impaired loans, excluding loans accounted for under FASB ASC Topic 310-30, was as follows:

	As of December 31, 2012
(Dollars in thousands)	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	YTD Interest Income Recognized
Loans with no related allowance recorded
Commercial	$4,498	$4,660	$0	$4,526	$62
Real estate - commercial	2,986	3,216	0	2,153	18
Home equity	4,227	5,260	0	2,006	5
All other	11	11	0	13	0
Total	$11,722	$13,147	$0	$8,698	$85

	As of December 31, 2011
(Dollars in thousands)	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	YTD Interest Income Recognized
Loans with no related allowance recorded
Commercial	$7,203	$10,152	$0	$9,873	$47
Real estate - commercial	2,192	4,002	0	2,504	5
Home equity	1,747	2,878	0	1,559	6
All other	18	18	0	9	0
Total	$11,160	$17,050	$0	$13,945	$58

	As of December 31, 2010
(Dollars in thousands)	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	YTD Interest Income Recognized
Loans with no related allowance recorded
Commercial	$16,190	$18,346	$0	$12,324	$316
Real estate - commercial	2,074	5,412	0	3,910	14
Installment	0	0	0	255	0
Home equity	1,491	3,137	0	1,597	68
Total	$19,755	$26,895	$0	$18,086	$398

Changes in Other Real Estate Owned
Changes in covered OREO were as follows:

	Years Ended December 31,
(Dollars in thousands)	2012	2011	2010
Balance at beginning of year	$44,818	$35,257	$12,916
Additions
Commercial	16,759	46,880	22,237
Residential	3,916	2,753	9,827
Total additions	20,675	49,633	32,064
Disposals
Commercial	27,044	26,693	4,744
Residential	2,820	7,849	4,536
Total disposals	29,864	34,542	9,280
Write-downs
Commercial	5,872	4,407	414
Residential	895	1,123	29
Total write-downs	6,767	5,530	443
Balance at end of year	$28,862	$44,818	$35,257

Loans Excluded from FASB ASC Topic 310-30
Carrying Amount of Accretable Yield for Purchased Impaired and Nonimpaired Loans
Changes in the carrying amount of accretable difference for covered purchased impaired loans for the years ended December 31 were as follows:

(Dollars in thousands)	2012	2011	2010
Balance at beginning of year	$344,410	$509,945	$623,669
Reclassification from non-accretable difference	29,606	39,079	97,808
Accretion	(91,485)	(125,524)	(139,356)
Other net activity (1)	(57,837)	(79,090)	(72,176)
Balance at end of year	$224,694	$344,410	$509,945

(1)   Includes the impact of loan repayments and charge-offs.

Loan Delinquency, including Nonaccrual Loans

Delinquency. Covered loan delinquency, excluding loans accounted for under FASB ASC Topic 310-30, was as follows:

	As of December 31, 2012
(Dollars in thousands)	30 - 59 days past due	60 - 89 days past due	> 90 days past due	Total past due	Current	Total	> 90 days past due and still accruing
Loans
Commercial	$351	$148	$3,781	$4,280	$3,071	$7,351	$0
Real estate - commercial	138	1,149	2,201	3,488	4,001	7,489	0
Installment	0	0	0	0	763	763	0
Home equity	286	296	3,697	4,279	51,099	55,378	0
All other	19	26	42	87	2,891	2,978	31
Total	$794	$1,619	$9,721	$12,134	$61,825	$73,959	$31

	As of December 31, 2011
(Dollars in thousands)	30 - 59 days past due	60 - 89 days past due	> 90 days past due	Total past due	Current	Total	> 90 days past due and still accruing
Loans
Commercial	$73	$294	$6,490	$6,857	$6,410	$13,267	$0
Real estate - commercial	184	0	1,870	2,054	7,733	9,787	0
Installment	0	0	0	0	1,053	1,053	0
Home equity	1,344	11	1,679	3,034	57,798	60,832	0
All other	10	6	125	141	3,776	3,917	107
Total	$1,611	$311	$10,164	$12,086	$76,770	$88,856	$107